DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

20. DERIVATIVE FINANCIAL INSTRUMENTS

Currency Risk Management

The Company uses foreign exchange economic hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange rates. The Company is primarily exposed to currency fluctuations relative to the US dollar as a significant portion of the Company's operating costs and capital expenditures are denominated in foreign currencies; primarily the Canadian dollar, the Euro and the Mexican peso. These potential currency fluctuations increase the volatility of, and could have a significant impact on, the Company's production costs. The economic hedges relate to a portion of the foreign currency denominated cash outflows arising from foreign currency denominated expenditures.

As at December 31, 2017, the Company had outstanding foreign exchange zero cost collars with a cash flow hedging relationship that did qualify for hedge accounting under IAS 39. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. At December 31, 2017, the zero cost collars hedged $276.0 million of 2018 expenditures. The Company recognized the effective intrinsic value component of the mark-to-market adjustment in other comprehensive income. The time value portion of the mark-to-market adjustment is recognized in the gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income. Amounts deferred in other comprehensive income are reclassified when the hedged transaction has occurred.

As at December 31, 2017, the Company also had outstanding foreign exchange zero cost collars where hedge accounting was not applied. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. At December 31, 2017, the zero cost collars related to $84.0 million of 2018 expenditures and the Company recognized mark-to-market adjustments in the gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income.

Mark-to-market gains and losses related to foreign exchange derivative financial instruments are recorded at fair value based on broker-dealer quotations corroborated by option pricing models that utilize period end forward pricing of the applicable foreign currency to calculate fair value.

The Company's other foreign currency derivative strategies in 2017 and 2016 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars and Mexican pesos. All of these derivative transactions expired prior to period end such that no derivatives were outstanding as at December 31, 2017 or December 31, 2016. The call option premiums were recognized in the gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income.

Commodity Price Risk Management

To mitigate the risks associated with fluctuating diesel fuel prices, the Company uses derivative financial instruments as economic hedges of the price risk on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. There were derivative financial instruments outstanding as at December 31, 2017 relating to 5.0 million gallons of heating oil (2016 – 1.0 million). The related mark-to-market adjustments prior to settlement were recognized in the gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income. The Company does not apply hedge accounting to these arrangements.

Mark-to-market gains and losses related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

As at December 31, 2017 and December 31, 2016, there were no metal derivative positions. The Company may from time to time utilize short-term financial instruments as part of its strategy to minimize risks and optimize returns on its by-product metal sales.

The following table sets out a summary of the amounts recognized in the gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income:

	Year Ended December 31,

	2017	2016

Premiums realized on written foreign exchange call options	$(2,925)	$(2,569)

Realized loss on warrants	–	543

Unrealized loss (gain) on warrants(i)	15	(580)

Realized (gain) loss on currency and commodity derivatives	(10,832)	357

Unrealized gain on currency and commodity derivatives(i)	(7,248)	(7,219)

Gain on derivative financial instruments	$(20,990)	$(9,468)

Note:

(i)

Unrealized gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income and through the other line item of the consolidated statements of cash flows.